Silver and Gold Interests - Additional Information (Detail) - Gold interests [member] - Salobo [member] $ / shares in Units, shares in Millions, $ in Millions				1 Months Ended
	Aug. 02, 2016 USD ($) $ / oz $ / shares	Aug. 01, 2016 $ / shares shares	Mar. 02, 2015	Feb. 28, 2013
Disclosure of Silver and Gold Stream Interests [line items]
Purchase of gold streaming interest as a percent of life of total gold production at mine	25.00%		25.00%	25.00%
Gold streaming interest owned as a percent of life of total gold production at mine	75.00%		50.00%	25.00%
Upfront cash payment for gold streaming interest | $	$ 800
Additional compensation paid for gold streaming interest via the modification of outstanding share purchase warrants | $	$ 29
Original strike price | $ / shares		$ 65
Revised strike price | $ / shares	$ 43.75
Required production payment per ounce | $ / oz	400
Annual inflationary factor to be applied to production payment	1.00%
Number of share purchase warrants modified | shares		10